July 6, 2016

Supplement

SUPPLEMENT DATED JULY 6, 2016 TO THE PROSPECTUSES OF
Active Assets California Tax-Free Trust, dated October 30, 2015
Active Assets Government Securities Trust, dated October 30, 2015
Active Assets Government Trust, dated October 30, 2015
Active Assets Money Trust, dated October 30, 2015
Active Assets Prime Trust, dated October 30, 2015 and March 31, 2016
Active Assets Tax-Free Trust, dated October 30, 2015
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2015
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2016
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2016 and June 24, 2016
(the "Funds")

The U.S. Securities and Exchange Commission ("SEC") adopted changes to the rules that govern money market funds. These changes will, among other things, permit money market funds to impose a "liquidity fee" (up to 2%) or "redemption gate" that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold. The following provides a general summary of these changes, as well as important information about changes to the Funds that were recently approved by the Boards of the Funds (collectively, the "Board").

Summary of Money Market Fund Changes—Overview of Government and Retail Money Market Funds

Government Money Market Funds

A "government money market fund" is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities ("U.S. Government Securities") and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. A government money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. A government money market fund is also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of Morgan Stanley Investment Management Inc. ("MSIM"), the designation of each of the Active Assets Government Securities Trust, Active Assets Government Trust and Morgan Stanley U.S. Government Money Market Fund as a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") (collectively, the "Government Funds").

Retail Money Market Funds

A "retail money market fund" is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to a government money market fund, a retail money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. In addition, the board of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days, as described in more detail below.

The Board has approved, upon the recommendation of MSIM, the designation of each of the Active Assets California Tax-Free Trust, Active Assets Money Trust, Active Assets Prime Trust, Active Assets Tax-Free Trust, Morgan Stanley California Tax-Free Daily Income Trust, Morgan Stanley Liquid Asset Fund Inc., Morgan Stanley New York Municipal Money Market Trust and Morgan Stanley Tax-Free Daily Income Trust as a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act (collectively, the "Retail Funds"), effective on or about October 7, 2016 (the "Effective Date").

Summary of the Morgan Stanley Money Market Funds

The following chart provides important information about the classifications and certain features of the Funds, some of which may be implemented at a later date. Please see the following table and supplemental information for more information.

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted
Active Assets Government Securities Trust	Government	Stable ($1.00)	No
Active Assets Government Trust	Government	Stable ($1.00)	No
Morgan Stanley U.S. Government Money Market Trust	Government	Stable ($1.00)	No
Active Assets California Tax-Free Trust	Retail	Stable ($1.00)	Yes
Active Assets Money Trust	Retail	Stable ($1.00)	Yes
Active Assets Prime Trust	Retail	Stable ($1.00)	Yes
Active Assets Tax-Free Trust	Retail	Stable ($1.00)	Yes
Morgan Stanley California Tax-Free Daily Income Trust	Retail	Stable ($1.00)	Yes
Morgan Stanley Liquid Asset Fund Inc.	Retail	Stable ($1.00)	Yes
Morgan Stanley New York Municipal Money Market Trust	Retail	Stable ($1.00)	Yes
Morgan Stanley Tax-Free Daily Income Trust	Retail	Stable ($1.00)	Yes

Government Funds

Each Government Fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The NAV calculation times remain unchanged. The Government Funds are exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Government Funds to temporary liquidity fees or redemption gates, the Board may reserve the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Retail Funds

Pricing and Valuation

As a retail money market fund, each Retail Fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The NAV calculation times remain unchanged.

Shareholder Eligibility

As a result of each Retail Fund's designation as a retail money market fund, on or before the Effective Date, each Retail Fund will adopt policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons as defined by the SEC under Rule 2a-7 and interpretations thereunder.

In order to make an initial investment in a Retail Fund, you must furnish your Financial Intermediary (e.g., an authorized third-party, such as a broker, dealer or other financial intermediary that has entered into a selling agreement with the Fund's Distributor) certain information (e.g., Social Security Number or government-issued identification, such as a driver's license or passport) that confirms your eligibility to invest in the Fund. The Retail Funds require a Financial Intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver's license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

On or before the Effective Date, investments in Retail Funds will be limited to accounts beneficially owned by natural persons. Financial Intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in a Retail Fund that are not eligible to be invested in the Fund prior to such date and must notify the Fund of any ineligible shareholders that continue to own shares of the Fund on such date. Further, Financial Intermediaries may only submit purchase orders following such date if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a Retail Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Effective July 18, 2016, the Retail Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice. The Retail Funds, Morgan Stanley, MSIM, Morgan Stanley Distribution, Inc. and their affiliates will not be responsible for any loss in an investor's account or tax liability resulting from an involuntary redemption.

Transactions with Financial Intermediaries

On or before the Effective Date, Financial Intermediaries will be required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a Financial Intermediary will be required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, on or about the Effective Date, the Retail Funds will be permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from a Retail Fund for up to 10 business days during a 90 day period (a "redemption gate"), in the event that the Fund's weekly liquid assets fall below the following thresholds:

•  30% weekly liquid assets—If the weekly liquid assets of a Retail Fund falls below 30% of the Fund's total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. The liquidity fee or redemption gate may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of a Retail Fund following the determination of the Board.

•  10% weekly liquid assets—If the weekly liquid assets of a Retail Fund falls below 10% of the Fund's total assets, the Fund will impose, generally at the subsequent NAV calculation time of the Fund, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once a Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. A Retail Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets are calculated as of the end of each business day.

If a Retail Fund imposes a redemption gate, the Fund and your Financial Intermediary will not accept redemption or exchange orders out of the Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders out of a Fund submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares out of a Fund once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to a Retail Fund or your Financial Intermediary. Unprocessed purchase orders that a Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, a Retail Fund may honor redemption or exchange orders out of a Fund (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund's agent before the Fund imposed liquidity fees or suspended redemptions. Once a liquidity fee or a redemption gate is in place, shareholders will not be permitted to exchange into or out of a Fund until the fee or gate is terminated.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. While the Board may, in its discretion, impose a liquidity fee at any time after the weekly liquid assets of a Retail Fund falls below 30% of the Fund's total assets, the Board generally expects that a liquidity fee would be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of a Retail Fund (http://www.morganstanley.com/im). In addition, a Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Dividend payments will not be subject to liquidity fees or redemption gates; however, in the event that a liquidity fee or redemption gate is in place at the time that dividends are distributed, all distributions will be made in the form of cash.

Trade corrections requested after a liquidity fee or redemption gate is imposed will be honored so long as the "as of" date of the transaction to be processed is prior to the effective time of the liquidity fee or redemption gate and a valid reason for the trade error is provided.

Liquidity fees imposed by a Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Intermediaries will be required to promptly take such actions reasonably requested by a Retail Fund, the Transfer Agent or MSIM to implement, modify or remove, or to assist the Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to change. Shareholders will be given notice of further developments, as appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AAMSPT-0716

July 6, 2016

Supplement

SUPPLEMENT DATED JULY 6, 2016 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 30, 2015
Active Assets Money Trust, dated October 30, 2015
Active Assets Tax-Free Trust, dated October 30, 2015
(the "Funds")

The following is hereby added as a separate section to the end of the section entitled "Purchase, Redemption and Pricing of Shares" in each Fund's Statement of Additional Information:

C. Duties of Financial Intermediaries under Rule 2a-7 of the 1940 Act with respect to Funds designated as "retail" money market funds

Financial Intermediaries will take such actions reasonably requested by the Fund to impose, lift or modify a liquidity fee or redemption gate, or assist the Fund in imposing, lifting or modifying a liquidity fee or redemption gate.

If the Fund implements a liquidity fee, unless the Financial Intermediary will calculate and remit the liquidity fee in accordance with the Fund's reasonable directions, the Financial Intermediary authorizes the Fund or the Distributor to calculate the liquidity fee owed to the Fund as a result of redemptions submitted through the Financial Intermediary (the "Fee Amount") following the imposition of the liquidity fee and to withhold an amount equal to the Fee Amount from any redemption proceeds or other payments that the Fund owes to the Financial Intermediary in its sole discretion.

To facilitate the Fund's or the Distributor's ability to calculate the Fee Amount, following such notification, the Financial Intermediary will provide the Fund or the Distributor, before each NAV calculation time (as detailed in the Fund's Prospectus), with the gross dollar amount and number of Fund shares that the Financial Intermediary's customers tendered for redemption before the NAV calculation time and, if requested by the Fund, after the time at which the liquidity fee was imposed or before the time at which the liquidity fee was terminated or modified, as applicable.

Upon the reasonable request of the Distributor, the Fund or its authorized agent, Financial Intermediaries will provide (i) copies (or a summary) of the policies, procedures and internal controls covering the foregoing and (ii) information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably satisfactory to the Distributor and/or Fund (or its authorized agent).

In the event that a Financial Intermediary cannot redeem shares as provided herein, the Financial Intermediary will promptly notify the Fund and will comply with any requests from the Fund or the Distributor relating to the involuntary redemption of such shares (including shares held in an omnibus account).

July 6, 2016

Supplement

SUPPLEMENT DATED JULY 6, 2016 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2015
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2016
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
(the "Funds")

The following is hereby added as a separate section to the end of the section entitled "Purchase, Redemption and Pricing of Shares" in each Fund's Statement of Additional Information:

C. Duties of Financial Intermediaries under Rule 2a-7 of the 1940 Act

Financial Intermediaries will take such actions reasonably requested by the Fund to impose, lift or modify a liquidity fee or redemption gate, or assist the Fund in imposing, lifting or modifying a liquidity fee or redemption gate.

If the Fund implements a liquidity fee, unless the Financial Intermediary will calculate and remit the liquidity fee in accordance with the Fund's reasonable directions, the Financial Intermediary authorizes the Fund or the Distributor to calculate the liquidity fee owed to the Fund as a result of redemptions submitted through the Financial Intermediary (the "Fee Amount") following the imposition of the liquidity fee and to withhold an amount equal to the Fee Amount from any redemption proceeds or other payments that the Fund owes to the Financial Intermediary in its sole discretion.

To facilitate the Fund's or the Distributor's ability to calculate the Fee Amount, following such notification, the Financial Intermediary will provide the Fund or the Distributor, before each NAV calculation time (as detailed in the Fund's Prospectus), with the gross dollar amount and number of Fund shares that the Financial Intermediary's customers tendered for redemption before the NAV calculation time and, if requested by the Fund, after the time at which the liquidity fee was imposed or before the time at which the liquidity fee was terminated or modified, as applicable.

Upon the reasonable request of the Distributor, the Fund or its authorized agent, Financial Intermediaries will provide (i) copies (or a summary) of the policies, procedures and internal controls covering the foregoing and (ii) information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably satisfactory to the Distributor and/or Fund (or its authorized agent).

In the event that a Financial Intermediary cannot redeem shares as provided herein, the Financial Intermediary will promptly notify the Fund and will comply with any requests from the Fund or the Distributor relating to the involuntary redemption of such shares (including shares held in an omnibus account).

July 6, 2016

Supplement

SUPPLEMENT DATED JULY 6, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Active Assets Prime Trust, dated March 31, 2016

The following is hereby added as a separate section to the end of the section entitled "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information:

C. Duties of Financial Intermediaries under Rule 2a-7 of the 1940 Act

Financial Intermediaries will take such actions reasonably requested by the Fund to impose, lift or modify a liquidity fee or redemption gate, or assist the Fund in imposing, lifting or modifying a liquidity fee or redemption gate.

If the Fund implements a liquidity fee, unless the Financial Intermediary will calculate and remit the liquidity fee in accordance with the Fund's reasonable directions, the Financial Intermediary authorizes the Fund or the Distributor to calculate the liquidity fee owed to the Fund as a result of redemptions submitted through the Financial Intermediary (the "Fee Amount") following the imposition of the liquidity fee and to withhold an amount equal to the Fee Amount from any redemption proceeds or other payments that the Fund owes to the Financial Intermediary in its sole discretion.

To facilitate the Fund's or the Distributor's ability to calculate the Fee Amount, following such notification, the Financial Intermediary will provide the Fund or the Distributor, before each NAV calculation time (as detailed in the Fund's Prospectus), with the gross dollar amount and number of Fund shares that the Financial Intermediary's customers tendered for redemption before the NAV calculation time and, if requested by the Fund, after the time at which the liquidity fee was imposed or before the time at which the liquidity fee was terminated or modified, as applicable.

Upon the reasonable request of the Distributor, the Fund or its authorized agent, Financial Intermediaries will provide (i) copies (or a summary) of the policies, procedures and internal controls covering the foregoing and (ii) information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably satisfactory to the Distributor and/or Fund (or its authorized agent).

In the event that a Financial Intermediary cannot redeem shares as provided herein, the Financial Intermediary will promptly notify the Fund and will comply with any requests from the Fund or the Distributor relating to the involuntary redemption of such shares (including shares held in an omnibus account).

July 6, 2016

Supplement

SUPPLEMENT DATED JULY 6, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Active Assets Prime Trust, dated October 30, 2015

The following is hereby added as a separate section to the end of the section entitled "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information:

C. Duties of Financial Intermediaries under Rule 2a-7 of the 1940 Act with respect to Active Assets Prime Trust

Financial Intermediaries will take such actions reasonably requested by the Fund to impose, lift or modify a liquidity fee or redemption gate, or assist the Fund in imposing, lifting or modifying a liquidity fee or redemption gate.

If the Fund implements a liquidity fee, unless the Financial Intermediary will calculate and remit the liquidity fee in accordance with the Fund's reasonable directions, the Financial Intermediary authorizes the Fund or the Distributor to calculate the liquidity fee owed to the Fund as a result of redemptions submitted through the Financial Intermediary (the "Fee Amount") following the imposition of the liquidity fee and to withhold an amount equal to the Fee Amount from any redemption proceeds or other payments that the Fund owes to the Financial Intermediary in its sole discretion.

To facilitate the Fund's or the Distributor's ability to calculate the Fee Amount, following such notification, the Financial Intermediary will provide the Fund or the Distributor, before each NAV calculation time (as detailed in the Fund's Prospectus), with the gross dollar amount and number of Fund shares that the Financial Intermediary's customers tendered for redemption before the NAV calculation time and, if requested by the Fund, after the time at which the liquidity fee was imposed or before the time at which the liquidity fee was terminated or modified, as applicable.

Upon the reasonable request of the Distributor, the Fund or its authorized agent, Financial Intermediaries will provide (i) copies (or a summary) of the policies, procedures and internal controls covering the foregoing and (ii) information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably satisfactory to the Distributor and/or Fund (or its authorized agent).

In the event that a Financial Intermediary cannot redeem shares as provided herein, the Financial Intermediary will promptly notify the Fund and will comply with any requests from the Fund or the Distributor relating to the involuntary redemption of such shares (including shares held in an omnibus account).